13. Regulatory Matters (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Total capital (to Risk-Weighted Assets) | Consolidated
Actual, amount	$ 121,246	$ 129,495
Actual, ratio	17.34%	17.38%
For Capital Adequacy Purposes, amount	55,928	59,607
For Capital Adequacy Purposes, ratio	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio
Total capital (to Risk-Weighted Assets) | Bank
Actual, amount	117,453	111,807
Actual, ratio	16.84%	15.04%
For Capital Adequacy Purposes, amount	55,784	59,463
For Capital Adequacy Purposes, ratio	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	69,730	74,329
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	10.00%	10.00%
Tier 1 Capital (to Risk- Weighted Assets) | Consolidated
Actual, amount	112,135	119,950
Actual, ratio	16.04%	16.10%
For Capital Adequacy Purposes, amount	27,964	29,804
For Capital Adequacy Purposes, ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio
Tier 1 Capital (to Risk- Weighted Assets) | Bank
Actual, amount	108,379	102,264
Actual, ratio	15.54%	13.76%
For Capital Adequacy Purposes, amount	27,892	29,731
For Capital Adequacy Purposes, ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	41,838	44,597
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	6.00%	6.00%
Tier 1 Capital (Average Assets) | Consolidated
Actual, amount	112,135	119,950
Actual, ratio	11.12%	11.06%
For Capital Adequacy Purposes, amount	40,342	43,379
For Capital Adequacy Purposes, ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio
Tier 1 Capital (Average Assets) | Bank
Actual, amount	108,379	102,264
Actual, ratio	10.76%	9.44%
For Capital Adequacy Purposes, amount	40,302	43,328
For Capital Adequacy Purposes, ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	$ 50,377	$ 54,160
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	5.00%	5.00%